Restructuring	12 Months Ended
Dec. 31, 2014
Restructuring
Restructuring
During 2014, 2013 and 2012, we initiated and continued execution of certain business restructuring initiatives aimed at reducing our fixed cost structure and realigning our business. The 2014 initiatives included a reduction in hourly and salaried headcount of approximately 1,150 employees, which included 600 in Valves & Controls, 350 in Flow & Filtration Solutions, 50 in Water Quality Systems and 150 in Technical Solutions. The 2013 initiatives included the reduction in hourly and salaried headcount of approximately 1,100 employees, which included 500 in Valves & Controls, 250 in Flow & Filtration Solutions, 50 in Water Quality Systems and 300 in Technical Solutions. The 2012 initiatives included the reduction in hourly and salaried headcount of approximately 800 employees, which included 300 in Valves & Controls, 200 in Flow & Filtration Solutions, 100 in Water Quality Systems and 200 in Technical Solutions.
Restructuring related costs included in Selling, general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income (Loss) included costs for severance and other restructuring costs as follows:

	Years ended December 31
In millions	2014	2013	2012
Severance and related costs	$58.9	$81.5	$43.4
Other	29.4	21.7	5.3
Total restructuring costs	$88.3	$103.2	$48.7

Other restructuring costs primarily consist of asset impairment and various contract termination costs.
Restructuring costs by reportable segment were as follows:

	Years ended December 31
In millions	2014	2013	2012
Valves & Controls	$48.8	$51.0	$5.1
Flow & Filtration Solutions	14.0	17.8	19.2
Water Quality Systems	15.2	5.0	11.7
Technical Solutions	4.3	19.4	12.7
Other	6.0	10.0	—
Consolidated	$88.3	$103.2	$48.7

Activity in the restructuring accrual recorded in Other current liabilities and Employee compensation and benefits in the Consolidated Balance Sheets is summarized as follows:

	Years ended December 31
In millions	2014	2013
Beginning balance	$68.6	$40.4
Costs incurred	58.9	81.5
Cash payments and other	(54.1)	(53.3)
Ending balance	$73.4	$68.6